Supplement dated September 14, 2009 to the
Class A Shares, Class B Shares, Class C Shares,
Class I Shares and Class R Shares Prospectuses

Dated August 31, 2009
VAN KAMPEN TRUST II,
on behalf of its series,
Van Kampen Flexible Opportunities Fund

Dated July 31, 2009
VAN KAMPEN EQUITY TRUST,
on behalf of its series,
Van Kampen Core Equity Fund
Van Kampen Global Growth Fund
Van Kampen Mid Cap Growth Fund,
each as previously supplemented on August 14, 2009

Dated April 30, 2009
VAN KAMPEN COMSTOCK FUND,
as previously supplemented on August 14, 2009
VAN KAMPEN EQUITY AND INCOME FUND,
as previously supplemented on August 14, 2009

Dated April 9, 2009
VAN KAMPEN PARTNERS TRUST,
on behalf of its series,
VAN KAMPEN O’SHAUGHNESSY ALL CAP CORE FUND
VAN KAMPEN O’SHAUGHNESSY ENHANCED DIVIDEND FUND
VAN KAMPEN O’SHAUGHNESSY GLOBAL FUND
VAN KAMPEN O’SHAUGHNESSY INTERNATIONAL FUND
VAN KAMPEN O’SHAUGHNESSY LARGE CAP GROWTH FUND
VAN KAMPEN O’SHAUGHNESSY SMALL/MID CAP GROWTH FUND,
each as previously supplemented on August 14, 2009

Dated March 31, 2009
VAN KAMPEN GROWTH AND INCOME FUND,
as previously supplemented on August 14, 2009

The Prospectuses are hereby supplemented as follows:

1)     The third sentence in the first paragraph of the section titled “Purchase of Shares – General” is hereby deleted in its entirety and replaced with the following:

Class A Shares, Class B Shares and Class C Shares are generally available for purchase by retail investors through authorized dealers and Class I Shares and Class R Shares are generally available for purchase only by eligible institutions, retirement accounts and fee-based investment programs.

2)     The third paragraph in the section titled “Purchase of Shares – How to Buy Shares” is hereby deleted in its entirety and replaced with the following:

Class I Shares and Class R Shares may be purchased on any business day through an authorized dealer, administrator, custodian, trustee, record keeper or financial adviser, who will submit orders to the Fund’s shareholder service agent, Investor Services. Class I Shares also may be purchased directly through the Distributor as described herein.

3)     The first two paragraphs of the section titled “Purchase of Shares – Class I Shares” are hereby deleted in their entirety and replaced with the following:

Class I Shares of the Fund are offered without any upfront or deferred sales charges on purchases or sales and without any ongoing distribution (12b-1) fee or service fee. Class I Shares are available for purchase exclusively by (i) eligible institutions (e.g., a financial institution, corporation, trust, estate, or educational, religious or charitable institution) with assets of at least $1,000,000, (ii) tax-exempt retirement plans with assets of at least $1,000,000 (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and nonqualified deferred compensation plans), (iii) fee-based investment programs with assets of at least $1,000,000, (iv) qualified state tuition plan (529 plan) accounts and (v) certain Van Kampen investment companies.

4)     The last sentence in the third paragraph of the section titled “Purchase of Shares – Class I Shares” is hereby deleted in its entirety and replaced with the following:

Eligible institutions referenced in item (i) in the preceding paragraph may only purchase Class I Shares directly from the Distributor.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MULTIFNDSPT23 9/09